Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,294,686.40

Principal:
Principal Collections	$15,524,458.99
Prepayments in Full	$8,646,308.02
Liquidation Proceeds	$260,488.60
Recoveries	$98,521.64
Sub Total	$24,529,777.25
Collections	$25,824,463.65

Purchase Amounts:
Purchase Amounts Related to Principal	$224,973.98
Purchase Amounts Related to Interest	$1,433.15
Sub Total	$226,407.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,050,870.78

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,050,870.78
Servicing Fee	$317,342.24	$317,342.24	$0.00	$0.00	$25,733,528.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,733,528.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,733,528.54
Interest - Class A-3 Notes	$78,404.64	$78,404.64	$0.00	$0.00	$25,655,123.90
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$25,508,085.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,508,085.40
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$25,440,611.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,440,611.65
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$25,390,625.82
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,390,625.82
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$25,327,485.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,327,485.82
Regular Principal Payment	$23,921,005.67	$23,921,005.67	$0.00	$0.00	$1,406,480.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,406,480.15
Residual Released to Depositor	$0.00	$1,406,480.15	$0.00	$0.00	$0.00
Total		$26,050,870.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,921,005.67
Total					$23,921,005.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,921,005.67	$50.37	$78,404.64	$0.17	$23,999,410.31	$50.54
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$23,921,005.67	$14.86	$406,042.72	$0.25	$24,327,048.39	$15.11

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$119,095,649.21	0.2507805	$95,174,643.54	0.2004099
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$366,365,649.21	0.2275464	$342,444,643.54	0.2126893

Pool Information
Weighted Average APR	3.908%	3.914%
Weighted Average Remaining Term	29.26	28.48
Number of Receivables Outstanding	31,525	30,337
Pool Balance	$380,810,687.29	$355,879,073.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$366,365,649.21	$342,444,643.54
Pool Factor	0.2313275	0.2161825

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$13,434,429.77
Targeted Overcollateralization Amount	$13,434,429.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,434,429.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		131	$275,384.39
(Recoveries)		130	$98,521.64
Net Loss for Current Collection Period			$176,862.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5573%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5263%
Second Preceding Collection Period			0.7778%
Preceding Collection Period			0.3924%
Current Collection Period			0.5762%
Four Month Average (Current and Preceding Three Collection Periods)			0.5682%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,204	$9,089,466.30
(Cumulative Recoveries)			$1,265,605.68
Cumulative Net Loss for All Collection Periods			$7,823,860.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4753%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,162.10
Average Net Loss for Receivables that have experienced a Realized Loss			$1,861.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.01%	465	$7,148,583.96
61-90 Days Delinquent	0.27%	53	$947,912.83
91-120 Days Delinquent	0.06%	11	$205,273.29
Over 120 Days Delinquent	0.28%	51	$989,493.57
Total Delinquent Receivables	2.61%	580	$9,291,263.65

Repossession Inventory:
Repossessed in the Current Collection Period		19	$330,206.97
Total Repossessed Inventory		33	$669,653.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3776%
Preceding Collection Period			0.3521%
Current Collection Period			0.3791%
Three Month Average			0.3696%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer